UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

Report for the Calendar Year or Quarter Ended:   September 30, 2008

Check here if Amendment [   ]    Amendment Number:  _________
           This Amendment: [     ]   is a restatement.
                           [     ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Talon Capital, LLC
Address:  1001 Farmington Avenue, Suite 200
          West Hartford, CT  06107

Form 13F File Number:  028-11151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      H. Mark Lunenburg
Title:     Member
Phone:     (860) 920-1000

Signature, Place, and Date of Signing:

/s/ H. Mark Lunenburg  West Hartford, CT        November 13, 2008
     [Signature]	 [City, State]              [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:    None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          One*

Form 13F Information Table Entry Total:     43

Form 13F Information Table Value Total:     $39,684 (in thousands)

List of Other Included Managers:

13F No.         Name
028-11150       H. Mark Lunenburg

* Mr. Lunenburg is the Investment Manager of a single investment advisory firm, Talon Capital, LLC, which has investment discretion over the investment portfolios reported herein.

                                 Title Of                  Value   SH/Prn  SH/ PUT/ Investment Other        Voting Authority
Name Of Issuer                   Class             CUSIP   x$1,000 Amt     Prn CALL Discretion Managers Sole      Shared None

ALLIANT ENERGY CORP              Common          018802108   1,933  60,000            OTHER                               60,000
AT&T INC                         Common          00206R102     558  20,000            OTHER                               20,000
CITIGROUP INC                    Common          172967101     103   5,000            OTHER                 5,000
CMS ENERGY CORP                  Common          125896100     686  55,000            OTHER                               55,000
CMS ENERGY CORP                  Common          125896100     312  25,000            OTHER                25,000
CONSOLIDATED EDISON INC          Common          209115104   2,169  50,495            OTHER                               50,495
DPL INC                          Common          233293109     310  12,500            OTHER                               12,500
EL PASO ELEC CO                  Com New         283677854   1,050  50,000            OTHER                               50,000
ENCORE ACQUISITION CO            Common          29255W100     125   3,000            OTHER                                3,000
ENTERPRISE PRODS PARTNERS        Common          293792107     193   7,500            OTHER                                7,500
EXCO RESOURCES INC               Common          269279402     114   7,000            OTHER                                7,000
EXELON CORP                      Common          30161N101     626  10,000            OTHER                               10,000
FPL GROUP INC                    Common          302571104   1,031  20,500            OTHER                               20,500
HAWAIIAN ELECTRIC INDS           Common          419870100   1,164  40,000            OTHER                               40,000
INTERNATIONAL BUSINESS MACHS     Common          459200101     576   5,000     Put    OTHER                 5,000
JOHNSON & JOHNSON                Common          478160104      35     500            OTHER                   500
JP MORGAN & CHASE & CO           Common          46625H100      70   1,500            OTHER                 1,500
MGE ENERGY INC                   Common          55277P104   1,239  34,859            OTHER                               34,859
MIDDLESEX WATER CO               Common          596680108     131   7,481            OTHER                                7,481
NORTHEAST UTILS                  Common          664397106   1,303  50,800            OTHER                               50,800
NORTHWESTERN CORP                Com New         668074305   1,860  74,000            OTHER                               74,000
NRG ENERGY INC                   Com New         629377508     371  15,000            OTHER                               15,000
P G & E CORP                     Common          69331C108   1,685  45,000            OTHER                               45,000
PIEDMONT NAT GAS INC             Common          720186105     607  19,000            OTHER                               19,000
PINNACLE WEST CAP CORP           Common          723484101     860  25,000            OTHER                               25,000
PROGRESS ENERGY INC              Common          743263105   1,725  40,000            OTHER                               40,000
PROSHARES TR                     ULTRASHRT O&G   74347R586     253   6,500            OTHER                                6,500
PUGET ENERGY INC NEW             Common          745310102   1,068  40,000            OTHER                               40,000
SELECT SECTOR SPDR TR            SBI INT-UTILS   81369Y886     166   5,000            OTHER                                5,000
SELECT SECTOR SPDR TR            SBI INT-UTILS   81369Y886   4,254  50,000     Put    OTHER                               50,000
SIERRA PAC RES NEW               Common          826428104     878  91,600            OTHER                               91,600
SOUTHERN CO                      Common          842587107   1,696  45,000            OTHER                               45,000
SOUTHWEST GAS CORP               Common          844895102     197   6,500            OTHER                                6,500
SPDR GOLD TR                     GOLD SHS        78463V107     425   5,000            OTHER                 5,000
SPDR TR                          Unit Series 1   78462F103   1,740  15,000     Call   OTHER                               15,000
SPDR TR                          Unit Series 1   78462F103   1,740  15,000     Call   OTHER                               15,000
ST MARY LD & EXPL CO             Common          792228108     250   7,000            OTHER                                7,000
TECO ENERGY INC                  Common          872375100   1,573 100,000            OTHER                              100,000
TECO ENERGY INC                  Common          872375100     236  15,000            OTHER                15,000
UNISOURCE ENERGY CORP            Common          909205106   1,608  55,100            OTHER                               55,100
VECTREN CORP                     Common          92240G101   1,114  40,000            OTHER                               40,000
WESTAR ENERGY INC                Common          95709T100   1,196  51,900            OTHER                               51,900
WGL HLDGS INC                    Common          92924F106     454  14,000            OTHER                               14,000
                                                            39,684
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